SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (2,175,000)	$ 2,122,000		$ (4,634,000)	$ 3,036,000		$ 139,000	$ 15,069,000
Stardust Power Inc And Subsidiary [Member]
Weighted average shares outstanding, basic	8,686,350	8,757,603	8,755,120	8,677,870		8,777,571
Weighted average shares outstanding, diluted	8,686,350	8,757,603	8,755,120	8,677,870		8,777,571
Net loss share, basic	$ (0.31)	$ (0.20)	$ (0.23)	$ (0.47)		$ (0.43)
Net loss share, diluted	$ (0.31)	$ (0.20)	$ (0.23)	$ (0.47)		$ (0.43)
Net loss	$ (2,694,362)	$ (1,739,280)	$ (1,984,785)	$ (4,093,575)		$ (3,793,585)
Common Class A [Member]
Allocation of (loss) income - basic	(2,075,000)	730,000		(2,688,000)	1,267,000		54,000	12,055,000
Allocation of (loss) income - diluted	$ (2,075,000)	$ 730,000		$ (2,688,000)	$ 1,267,000		$ 54,000	$ 12,055,000
Weighted average shares outstanding, basic	8,796,000	3,932,000		5,472,000	5,372,000		4,718,000	30,000,000
Weighted average shares outstanding, diluted	8,796,000	3,932,000		5,472,000	5,372,000		4,718,000	30,000,000
Net loss share, basic	$ (0.24)	$ 0.19		$ (0.49)	$ 0.24		$ 0.01	$ 0.40
Net loss share, diluted	$ (0.24)	$ 0.19		$ (0.49)	$ 0.24		$ 0.01	$ 0.40
Common Class B [Member]
Allocation of (loss) income - basic	$ (100,000)	$ 1,392,000		$ (1,946,000)	$ 1,769,000		$ 85,000	$ 3,014,000
Allocation of (loss) income - diluted	$ (100,000)	$ 1,392,000		$ (1,946,000)	$ 1,769,000		$ 85,000	$ 3,014,000
Weighted average shares outstanding, basic	425,000	7,500,000		3,963,000	7,500,000		7,500,000	7,500,000
Weighted average shares outstanding, diluted	425,000	7,500,000		3,963,000	7,500,000		7,500,000	7,500,000
Net loss share, basic	$ (0.24)	$ 0.19		$ (0.49)	$ 0.24		$ 0.01	$ 0.40
Net loss share, diluted	$ (0.24)	$ 0.19		$ (0.49)	$ 0.24		$ 0.01	$ 0.40